Intangible Assets	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Intangible assets

6. Intangible assets

	Website	Software	Total
	MYR	MYR	MYR
Cost
As of January 1, 2024	10,954	60,000	70,954
Additions	–	2,293,650	2,293,650
As of December 31, 2024 and January 1, 2025	10,954	2,353,650	2,364,604
Additions	–	–	–
As of June 30, 2025	10,954	2,353,650	2,364,604
As of June 30, 2025 (USD)	2,592	556,985	559,577

Accumulated amortization
As of January 1, 2024	8,606	16,000	24,606
Charge for the period	1,818	241,365	243,183
As of December 31, 2024 and January 1, 2025	10,424	257,365	267,789
Charge for the period	159	235,365	235,524
As of June 30, 2025	10,583	492,730	503,313
As of June 30, 2025 (USD)	2,504	116,604	119,108

Carrying values
As of January 1, 2024	2,348	44,000	46,348
As of December 31, 2024 and January 1, 2025	530	2,096,285	2,096,815
As of June 30, 2025	371	1,860,920	1,861,291
As of June 30, 2025 (USD)	88	440,381	440,469